Financial Assets and Liabilities - Summary of Trade Receivables (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Trades receivables	R$ 1,814,394	R$ 1,588,192
Comgas [member]
Disclosure of Trade receivables [line items]
Trades receivables	R$ 622,572	R$ 430,596